UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                    March 31, 2001
                                                            --------------------

Check here if Amendment  [    ] ;  Amendment Number:
                                                            ---------
       This Amendment  (Check only one.): [    ]  is a restatement.
                                          [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Sound Shore Management, Inc.
                  -----------------------------------------------------
Address:              P.O. Box 1810
                  -----------------------------------------------------
                      8 Sound Shore Drive, Suite 180
                  -----------------------------------------------------
                      Greenwich, CT  06836
                  -----------------------------------------------------

Form 13F File Number:          028-02101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Shanna S. Sullivan
                  -----------------------------------------------------
Title:                Vice President
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Shanna S. Sullivan           Greenwich, CT                  May 11, 2001
---------------------------    --------------------------     ------------------
     (Signature)                    (City, State)                    (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         60
                                                     ------------------------

Form 13F Information Table Value Total:                     $3,231,285
                                                     ------------------------
                                                            (thousands)


List of Other Included Managers: NONE

                                                           Form 13F
              Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                        3/31/01
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          Item 1              Item 2     Item 3    Item 4     Item 5      Item 6            Item 7  Item 8
      Name of Issuer          Title      Cusip    Mkt. Value  Shares   Investment DiscretionMgrs.   Voting Authority
                                of       Number    x $1000              Sole  Shared Other           Sole     Shared     None
                              Class                                     (A)    (B)    (C)             (A)       (B)       (C)
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corporation        COMMON      020002101   132,820  3,166,900   X                         2,841,100         0   325,800
Ambac Financial Group, Inc  COMMON      023139108   111,919  1,764,450   X                         1,583,800         0   180,650
American Standard Cos., In  COMMON      029712106    65,385  1,106,900   X                         1,003,200         0   103,700
A O N Corporation           COMMON      037389103    71,351  2,009,900   X                         1,805,200         0   204,700
Arbitron Inc.               COMMON      03875Q108     3,641    158,300   X                           158,300         0         0
BMC Software                COMMON      055921100       355     16,500   X                                 0         0    16,500
Baxter International Inc.   COMMON      071813109    72,074    765,600   X                           685,200         0    80,400
Bellsouth Corporation       COMMON      079860102    67,420  1,647,600   X                         1,478,400         0   169,200
Boeing Company              COMMON      097023105    30,579    548,900   X                           492,900         0    56,000
Berkshire Hathaway, Inc.    COMMON      084670108    49,807        761   X                               683         0        78
Boston Scientific Corporat  COMMON      101137107    64,818  3,212,000   X                         2,884,500         0   327,500
Cendant Corporation         COMMON      151313103   104,599  7,169,200   X                         6,436,100         0   733,100
CenturyTel, Inc.            COMMON      156700106    84,307  2,932,400   X                         2,616,300         0   316,100
Ceridian Corp. New          COMMON      156779100    11,121    791,500   X                           791,500         0         0
CitiGroup, Inc.             COMMON      172967101     1,442     32,053   X                                 0         0    32,053
Citizen's Communications C  COMMON      17453B101    50,962  4,028,600   X                         3,592,100         0   436,500
Compaq Computer Corporatio  COMMON      204493100    73,284  4,026,600   X                         3,629,700         0   396,900
Constellation Energy Group  COMMON      210371100   109,800  2,489,800   X                         2,235,000         0   254,800
Cypress Semiconductor Corp. COMMON      232806109     8,039    453,400   X                           406,700         0    46,700
Dana Corporation            COMMON      235811106       192     11,151   X                                 0         0    11,151
Deere & Co.                 COMMON      244199105    31,394    863,900   X                           769,400         0    94,500
Delta Air, Inc.             COMMON      247361108    34,440    871,900   X                           774,300         0    97,600
Walt Disney Holding Compan  COMMON      254687106    15,147    529,600   X                           472,600         0    57,000
Dover Corporation           COMMON      260003108    33,492    934,500   X                           837,800         0    96,700
Duke Energy Corporation     COMMON      264399106    95,485  2,234,100   X                         2,004,500         0   229,600
Dynegy Inc. (Hldg Co.)      COMMON      26816Q101    63,778  1,250,300   X                         1,121,100         0   129,200
Eaton Corporation           COMMON      278058102    41,607    607,400   X                           547,200         0    60,200
El Paso  Corporation        COMMON      28336L109    94,228  1,443,000   X                         1,295,000         0   148,000
Electronic Data Systems Co. COMMON      285661104   101,576  1,818,400   X                         1,632,300         0   186,100
Energy Conversion Devices,  COMMON      292659109       453     18,500   X                                 0         0    18,500
Engelhard Corporation       COMMON      292845104    63,983  2,474,200   X                         2,204,200         0   270,000
Equifax Incorporated        COMMON      294429105    60,450  1,934,400   X                         1,737,200         0   197,200
Freddie Mac                 COMMON      313400301    85,692  1,321,800   X                         1,187,800         0   134,000
Fannie Mae                  COMMON      313586109   105,088  1,320,200   X                         1,162,700         0   157,500
Grant Prideco Inc.          COMMON      38821G101    40,076  2,330,000   X                         2,093,400         0   236,600
HCA - The Healthcare Compa  COMMON      404119109   117,182  2,909,900   X                         2,600,500         0   309,400
Hasbro Inc.                 COMMON      418056107    11,623    901,000   X                           771,400         0   129,600
Intl Business Machines Cor  COMMON      459200101    21,520    223,748   X                           200,200         0    23,548
KB Home Corporation         COMMON      48666K109       359     11,000   X                                 0         0    11,000
Kimberly-Clark Company      COMMON      494368103    46,301    682,600   X                           612,400         0    70,200
Kinder Morgan Inc.          COMMON      49455P101    98,915  1,859,300   X                         1,667,700         0   191,600
MBIA Inc.                   COMMON      55262C100   122,222  1,514,900   X                         1,361,900         0   153,000
MGIC Investment Corporatio  COMMON      552848103   100,181  1,464,200   X                         1,312,600         0   151,600
Merck & Co. Inc.            COMMON      589331107     1,093     14,400   X                                 0         0    14,400
Minnesota Mining & Manufac  COMMON      604059105    33,362    321,100   X                           288,400         0    32,700
Monsanto Company            COMMON      61166W101    33,059    932,300   X                           861,400         0    70,900
Nortel Networks Corp        COMMON      656568102       176     12,562   X                                 0         0    12,562
Office Depot, Inc.          COMMON      676220106       394     45,000   X                                 0         0    45,000
Philip Morris Co.s Inc.     COMMON      718154107     1,333     28,100   X                                 0         0    28,100
Polaris Industries Inc.     COMMON      731068102       362      8,000   X                                 0         0     8,000
Presidential Life Corporat  COMMON      740884101       165     10,000   X                                 0         0    10,000
Republic Services Inc.      COMMON      760759100    85,946  4,583,800   X                         4,118,900         0   464,900
Safeway, Inc.               COMMON      786514208    82,504  1,496,000   X                         1,343,900         0   152,100
Sara Lee Corp.              COMMON      803111103   101,732  4,714,200   X                         4,226,300         0   487,900
SCANA Corporation New       COMMON      80589M102    42,940  1,581,600   X                         1,416,000         0   165,600
TJX Companies, Inc.         COMMON      872540109   108,640  3,395,000   X                         3,018,600         0   376,400
Telephone & Data Systems,   COMMON      879433100    43,496    465,200   X                           415,000         0    50,200
Thermo Electron Corporatio  COMMON      883556102    10,912    485,400   X                           436,300         0    49,100
U.S. Bancorp                COMMON      902973304   112,731  4,859,100   X                         4,361,300         0   497,800
Weatherford International   COMMON      947074100    73,334  1,486,000   X                         1,333,000         0   153,000


   Totals:                      60                3,231,285